Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Deutsche Diversified Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Diversified Market Neutral Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation independent of stock market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 15) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 201%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	201.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through November 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses and dividend expenses on short sales) at ratios no higher than 1.80%, 2.55%, 1.55% and 1.65% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby the fund's assets are allocated among separate investment management teams, including subadvisors, that employ different market neutral investment strategies. The fund's investment portfolio will primarily be comprised of long and short positions in securities from US, foreign or emerging markets and may also include derivative instruments that provide long or short exposures to such securities or relevant market indices. (The use of derivatives by the fund is described in the "Derivatives" section below and in the sections describing each investment management team's investment strategy.) Each investment management team buys (takes long positions in) securities that it believes are undervalued and sells short securities (e.g., borrows the security and then sells it) that it believes are overvalued. The fund's long equity investments will consist mainly of common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.

The fund's portfolio may also consist of US government securities, US dollar denominated fixed income securities and cash equivalent securities.

Management process. Deutsche Investment Management Americas Inc. (DIMA or the Advisor) provides or oversees the provision of all investment advisory and portfolio management services for the fund. The fund's different investment management teams, including subadvisors, select individual portfolio securities and investments for the assets assigned to them. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. The Advisor will allocate and, as needed, reallocate fund assets to the investment management teams, including subadvisors, whose strategies the Advisor believes, when combined to form a single portfolio, can provide attractive returns independent of the market.

The Advisor currently allocates the fund's assets between two sleeves, one sleeve is subadvised and managed by GAM International Management Limited (GAM) and one sleeve is managed by the Advisor. Each investment management team will employ different market neutral investment strategies when managing the assets of the fund allocated to it. The Advisor may also allocate the fund's assets to additional strategies and subadvisors in the future.

In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than the markets. When determining how to allocate assets of the fund among the investment management teams, the Advisor will consider a variety of factors, including the fund's overall investment strategy, the investment strategy of the different investment management teams and their expected return potential, and the manner in which the investment management teams' historical and expected investment returns correlate with each other.

Derivatives. In implementing their respective strategies, the investment management teams generally may use futures contracts and total return swaps, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular security or market or to maintain full long and short exposure. In addition, the respective investment management teams may use forward currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

GAM'S Market Neutral Strategy: The strategy is a market neutral European equity strategy that aims to achieve positive absolute returns irrespective of the market environment. The strategy invests primarily in equities and equity-related securities of European companies. In managing the strategy, portfolio management seeks market and sector neutrality by using pair trades, which is a long position in a stock portfolio management believes will increase in value while simultaneously holding a short position in a stock portfolio management believes will decrease in value in the same sector. Portfolio management connects each long/short pair trade decision to a particular profit-taking and stop-loss trigger target. Once a trigger threshold is reached, a strategy check is made and if the relevant factors have not changed, the long position is sold and the short position is closed out. Any portion of the strategy's assets not invested in long/short pair trades will generally be invested in US government securities, US dollar denominated fixed income securities and cash equivalent securities.

In implementing the strategy, portfolio management generally may use forward currency contracts.

The Advisor's Market Neutral Strategy: The long/short strategy employs a proprietary multi-factor quantitative model that ranks securities based on expected performance over a defined time horizon. The rankings are supported through factor selection and weightings that reflect the efficacy and consistency of all the factors that are analyzed. The model utilizes numerous quantitative factors across broad categories such as valuation, momentum, profitability, earnings and sales growth, expected return and risk contribution. The quantitative factors considered and their relative weightings can change over time. In constructing the portfolio, market neutrality will be achieved by investing equal dollar amounts in the long and short portfolios. Long positions will normally be sold or reduced when the expected performance declines or other investments offer better opportunities. If the expected outlook is sufficiently negative, the stock may be shorted.

In implementing the strategy, portfolio management generally may use futures contracts.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Multi-manager approach risk. While the investment strategies employed by the fund's investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and the skill of the investment management teams in executing the relevant investment strategy and selecting investments for the fund. The degree of correlation among the various investment strategies of the investment management teams and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

Stock market risk. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. While the fund is designed so that its price movements should not correlate with those of the overall stock market, if the fund does not achieve this result then its share price may decline when the overall stock market declines.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Security selection risk. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters. Because the fund takes both long and short positions, the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the fund's potential losses could exceed those of other mutual funds that hold only long stock positions.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Comparative risk. Although the fund seeks to achieve returns that exceed those of 3-month US Treasury Bills, investors should be aware that the fund has higher risks than 3-month US Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the US Government, have a fixed rate of return, and generally are less volatile than an investment in an equity mutual fund, such as the fund.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Investment style risk. To the extent that the fund maintains a style-neutral portfolio, either growth funds or value funds may outperform the fund during any time period when one or the other is in favor. To the extent that the fund's portfolio favors either growth or value stocks, it may perform less well than if it had remained style-neutral if the style it favors underperforms the overall market.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to July 19, 2013, the fund did not employ the multi-manager approach. Performance would have been different if the fund's current multi-manager approach had been in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	4.75%	December 31, 2008
Worst Quarter	-3.90%	September 30, 2008
Year-to-Date	0.83%	September 30, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index inception comparison began on October 31, 2006.
Deutsche Diversified Market Neutral Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	1.85%
Other expenses	rr_Component3OtherExpensesOverAssets	0.43%
Total other expenses	rr_OtherExpensesOverAssets	2.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.78%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	3.65%
1 Year	rr_ExpenseExampleYear01	$ 921
3 Years	rr_ExpenseExampleYear03	1,652
5 Years	rr_ExpenseExampleYear05	2,401
10 Years	rr_ExpenseExampleYear10	4,355
1 Year	rr_ExpenseExampleNoRedemptionYear01	921
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,652
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,401
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,355
2007	rr_AnnualReturn2007	(3.84%)
2008	rr_AnnualReturn2008	6.80%
2009	rr_AnnualReturn2009	(1.96%)
2010	rr_AnnualReturn2010	2.60%
2011	rr_AnnualReturn2011	0.64%
2012	rr_AnnualReturn2012	0.53%
2013	rr_AnnualReturn2013	2.56%
2014	rr_AnnualReturn2014	(2.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
Deutsche Diversified Market Neutral Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	1.85%
Other expenses	rr_Component3OtherExpensesOverAssets	0.43%
Total other expenses	rr_OtherExpensesOverAssets	2.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.53%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	4.40%
1 Year	rr_ExpenseExampleYear01	$ 541
3 Years	rr_ExpenseExampleYear03	1,357
5 Years	rr_ExpenseExampleYear05	2,281
10 Years	rr_ExpenseExampleYear10	4,631
1 Year	rr_ExpenseExampleNoRedemptionYear01	441
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,357
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,281
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,631
Deutsche Diversified Market Neutral Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	1.85%
Other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total other expenses	rr_OtherExpensesOverAssets	2.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.41%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	3.40%
1 Year	rr_ExpenseExampleYear01	$ 343
3 Years	rr_ExpenseExampleYear03	1,047
5 Years	rr_ExpenseExampleYear05	1,773
10 Years	rr_ExpenseExampleYear10	3,693
1 Year	rr_ExpenseExampleNoRedemptionYear01	343
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,047
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,773
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,693
Deutsche Diversified Market Neutral Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	1.85%
Other expenses	rr_Component3OtherExpensesOverAssets	0.51%
Total other expenses	rr_OtherExpensesOverAssets	2.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	3.50%
1 Year	rr_ExpenseExampleYear01	$ 353
3 Years	rr_ExpenseExampleYear03	1,096
5 Years	rr_ExpenseExampleYear05	1,860
10 Years	rr_ExpenseExampleYear10	3,864
1 Year	rr_ExpenseExampleNoRedemptionYear01	353
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,096
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,860
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,864
Deutsche Diversified Market Neutral Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006
Deutsche Diversified Market Neutral Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006
Deutsche Diversified Market Neutral Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006
Deutsche Diversified Market Neutral Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006
Deutsche Diversified Market Neutral Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Deutsche Diversified Market Neutral Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Deutsche Diversified Market Neutral Fund | Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%